Promissory Notes Payable (Detail) (USD $)	Oct. 31, 2013	Jul. 31, 2013	Jul. 31, 2012	Sep. 30, 2013 Inventergy Inc [Member]
Total promissory notes outstanding				$ 5,000,000
Less: unamortized discount				(2,824,073)
Promissory notes, net of discount	$ 0	$ 37,000	$ 74,000	$ 2,175,927